SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Estimated Useful lives of property, plant and equipment
The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of March 31, 2014 and December 31, 2013:

	Fair Value Measurements as of March 31, 2014
	Level 1	Level 2	Level 3
Assets
None	$—	$—	$—
Total assets	—	—	—
Liabilities
Derivative liability	—	—	9,640,069
Total liabilities	—	—	9,640,069

Fair Value Measurements as of December 31, 2013
	Level 1	Level 2	Level 3
Assets
None	$—	$—	$—
Total assets	—	—	—
Liabilities
Derivative liability	—	—	—
Total liabilities	—	—	—

Depreciation is provided for on the straight-line method over the following estimated useful lives:

Equipment	3 years
Vehicles	3 – 5 years
Computers and Electronic Equipment	3 years

Schedule of summarizes valuation of financial instruments
The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3) Three Months Ended March 31,
	2014	2013
Beginning balance	$—	$—
Total (gains) losses	(6,123,583)	—
Settlements	(88,813)	—
Additions	15,852,465	—
Ending balance	$9,640,069	$—
Change in unrealized gains (losses) included in earnings relating to derivatives still held as of March 31, 2014 and 2013	$(6,123,583)	$—